VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—80.3%
Aerospace & Defense—0.3%
Rocket Lab USA, Inc. 144A 4.250%, 2/1/29(1)	$ 405	$ 923
Auto Manufacturers—1.2%
Rivian Automotive, Inc.
4.625%, 3/15/29	2,185	1,895
3.625%, 10/15/30	2,925	2,262
		4,157

Biotechnology—3.6%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	2,875	3,277
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	1,745	1,671
Insmed, Inc. 0.750%, 6/1/28	1,485	3,152
Sarepta Therapeutics, Inc. 1.250%, 9/15/27	2,645	2,984
Travere Therapeutics, Inc. 2.250%, 3/1/29	1,395	1,325
		12,409

Commercial Services—4.4%
Affirm Holdings, Inc. 0.000%, 11/15/26(2)	7,165	6,332
Global Payments, Inc. 144A 1.500%, 3/1/31(1)(3)	2,420	2,307
Repay Holdings Corp. 144A 2.875%, 7/15/29(1)	530	506
Shift4 Payments, Inc.
0.000%, 12/15/25	785	959
0.500%, 8/1/27(3)	4,825	4,934
		15,038

Computers—5.8%
CyberArk Software Ltd. 0.000%, 11/15/24	450	789
Lumentum Holdings, Inc. 1.500%, 12/15/29	3,045	3,522
Parsons Corp. 144A 2.625%, 3/1/29(1)	3,500	4,518
Seagate HDD Cayman 3.500%, 6/1/28	2,340	3,130
Varonis Systems, Inc. 144A 1.000%, 9/15/29(1)	2,750	2,771
Western Digital Corp. 144A 3.000%, 11/15/28(1)	2,610	3,727
Zscaler, Inc. 0.125%, 7/1/25	1,025	1,293
		19,750

Electric Utilities—6.3%
NextEra Energy Capital Holdings, Inc. 144A 3.000%, 3/1/27(1)	4,105	5,092
NRG Energy, Inc. 2.750%, 6/1/48	880	1,935
PG&E Corp. 144A 4.250%, 12/1/27(1)	7,335	7,999
	Par Value	Value

Electric Utilities—continued
Southern Co. (The) 3.875%, 12/15/25	$ 5,885	$ 6,568
		21,594

Electronics—0.9%
OSI Systems, Inc. 144A 2.250%, 8/1/29(1)	3,250	3,165
Energy-Alternate Sources—0.6%
Sunnova Energy International, Inc. 2.625%, 2/15/28	3,165	1,640
Sunrun, Inc. 144A 4.000%, 3/1/30(1)	510	584
		2,224

Engineering & Construction—2.2%
Fluor Corp. 1.125%, 8/15/29(3)	2,580	3,368
Granite Construction, Inc. 144A 3.250%, 6/15/30(1)	3,325	4,256
		7,624

Entertainment—3.0%
Cinemark Holdings, Inc. 4.500%, 8/15/25	840	1,768
IMAX Corp. 0.500%, 4/1/26	1,860	1,939
Live Nation Entertainment, Inc.
2.000%, 2/15/25(3)	3,640	4,082
3.125%, 1/15/29(3)	1,980	2,519
		10,308

Environmental Services—1.2%
Tetra Tech, Inc. 2.250%, 8/15/28	2,920	3,930
Financial Services—2.9%
Coinbase Global, Inc. 0.500%, 6/1/26	4,295	4,183
Encore Capital Group, Inc. 4.000%, 3/15/29	1,915	1,884
SoFi Technologies, Inc. 144A 1.250%, 3/15/29(1)	1,130	1,548
Upstart Holdings, Inc. 144A 2.000%, 10/1/29(1)	1,790	2,309
		9,924

Health Care REITs—2.0%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	5,615	6,710
Healthcare-Products—3.7%
Exact Sciences Corp.
0.375%, 3/1/28	3,085	2,867
144A 1.750%, 4/15/31(1)	715	713
Insulet Corp. 0.375%, 9/1/26	1,890	2,223
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
iRhythm Technologies, Inc. 144A 1.500%, 9/1/29(1)	$ 1,795	$ 1,632
Lantheus Holdings, Inc. 2.625%, 12/15/27	1,280	1,976
Merit Medical Systems, Inc. 144A 3.000%, 2/1/29(1)	1,515	1,961
Tandem Diabetes Care, Inc. 144A 1.500%, 3/15/29(1)	510	597
TransMedics Group, Inc. 1.500%, 6/1/28(3)	625	737
		12,706

Home Builders—0.4%
Meritage Homes Corp. 144A 1.750%, 5/15/28(1)	1,170	1,242
Internet—12.0%
Alibaba Group Holding Ltd. 144A 0.500%, 6/1/31(1)	2,130	2,456
Booking Holdings, Inc. 0.750%, 5/1/25	1,225	3,045
Magnite, Inc. 0.250%, 3/15/26	1,735	1,598
Palo Alto Networks, Inc. 0.375%, 6/1/25	1,215	4,402
Q2 Holdings, Inc. 0.750%, 6/1/26	2,670	2,993
Sea Ltd. 2.375%, 12/1/25	3,285	3,922
Snap, Inc. 0.750%, 8/1/26(3)	2,055	2,037
Trip.com Group Ltd. 144A 0.750%, 6/15/29(1)	2,965	3,493
Uber Technologies, Inc. 0.000%, 12/15/25	6,750	7,253
Wayfair, Inc.
1.000%, 8/15/26	3,345	3,059
3.250%, 9/15/27(3)	1,415	1,488
Zillow Group, Inc. 2.750%, 5/15/25(3)	4,750	5,117
		40,863

Investment Companies—1.7%
Bitdeer Technologies Group 8.500%, 8/15/29	365	429
MARA Holdings, Inc. 1.000%, 12/1/26	1,860	1,645
Terawulf, Inc. 144A 2.750%, 2/1/30(1)	3,285	3,569
		5,643

Iron & Steel—0.4%
United States Steel Corp. 5.000%, 11/1/26	450	1,315
Leisure Time—3.5%
Carnival Corp. 5.750%, 12/1/27	1,260	2,301
	Par Value	Value

Leisure Time—continued
NCL Corp., Ltd.
5.375%, 8/1/25(3)	$ 710	$ 1,020
1.125%, 2/15/27	3,615	3,736
Peloton Interactive, Inc. 144A 5.500%, 12/1/29(1)(3)	630	1,304
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	850	3,530
		11,891

Machinery-Construction & Mining—0.6%
Bloom Energy Corp. 144A 3.000%, 6/1/29(1)	2,410	1,928
Media—1.9%
DISH Network Corp. 0.000%, 12/15/25(2)	1,620	1,438
Liberty Broadband Corp. 144A 3.125%, 6/30/54(1)	2,205	2,386
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	2,495	2,761
		6,585

Mining—0.5%
MP Materials Corp. 144A 3.000%, 3/1/30(1)	1,435	1,591
Miscellaneous Manufacturing—1.2%
Axon Enterprise, Inc. 0.500%, 12/15/27	2,095	3,957
Passenger Airlines—1.2%
American Airlines Group, Inc. 6.500%, 7/1/25	3,085	3,255
JetBlue Airways Corp. 144A 2.500%, 9/1/29(1)(3)	655	745
		4,000

Private Equity—1.0%
HAT Holdings I LLC 144A 3.750%, 8/15/28(1)	2,365	3,297
Retail—1.8%
Burlington Stores, Inc. 1.250%, 12/15/27(3)	2,680	3,614
Freshpet, Inc. 3.000%, 4/1/28	1,170	2,362
		5,976

Retail REIT—1.0%
Federal Realty OP LP 144A 3.250%, 1/15/29(1)	3,430	3,512
Semiconductors—4.0%
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	1,475	2,085
Microchip Technology, Inc. 144A 0.750%, 6/1/30(1)(3)	2,000	1,925

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
	Par Value	Value

Semiconductors—continued
MKS Instruments, Inc. 144A 1.250%, 6/1/30(1)	$ 1,885	$ 1,812
ON Semiconductor Corp. 0.500%, 3/1/29	3,290	3,284
Semtech Corp. 1.625%, 11/1/27	2,305	3,180
Wolfspeed, Inc. 0.250%, 2/15/28	2,520	1,473
		13,759

Software—9.5%
Akamai Technologies, Inc. 0.125%, 5/1/25(3)	2,530	2,816
Datadog, Inc. 0.125%, 6/15/25	1,870	2,590
Evolent Health, Inc. 144A 3.500%, 12/1/29(1)(3)	1,675	1,694
Guidewire Software, Inc. 144A 1.250%, 11/1/29(1)	3,320	3,368
MicroStrategy, Inc.
144A 0.625%, 9/15/28(1)	1,085	1,740
144A 0.875%, 3/15/31(1)(3)	5,640	7,560
MongoDB, Inc. 0.250%, 1/15/26	1,100	1,469
Nutanix, Inc. 0.250%, 10/1/27(3)	2,115	2,592
Progress Software Corp. 144A 3.500%, 3/1/30(1)(3)	1,370	1,611
Snowflake, Inc.
144A 0.000%, 10/1/27(1)	360	369
144A 0.000%, 10/1/29(1)	2,285	2,324
Tyler Technologies, Inc. 0.250%, 3/15/26	1,290	1,626
Vertex, Inc. 144A 0.750%, 5/1/29(1)	1,905	2,503
		32,262

Telecommunications—1.1%
Applied Digital Corp. 144A 2.750%, 6/1/30(1)	3,770	3,818
Transportation—0.4%
World Kinect Corp. 3.250%, 7/1/28	1,350	1,477
Total Convertible Bonds and Notes (Identified Cost $248,325)		273,578

Corporate Bonds and Notes—61.7%
Aerospace & Defense—3.4%
AAR Escrow Issuer LLC 144A 6.750%, 3/15/29(1)	2,185	2,234
Bombardier, Inc. 144A 7.500%, 2/1/29(1)(3)	2,865	2,983
TransDigm, Inc. 144A 7.125%, 12/1/31(1)	4,770	4,936
	Par Value	Value

Aerospace & Defense—continued
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)(3)	$ 1,349	$ 1,405
		11,558

Automotive Parts & Equipment—2.4%
Adient Global Holdings Ltd. 144A 8.250%, 4/15/31(1)(3)	1,605	1,663
American Axle & Manufacturing, Inc. 6.875%, 7/1/28(3)	1,155	1,143
Clarios Global LP 144A 8.500%, 5/15/27(1)(3)	3,210	3,227
Goodyear Tire & Rubber Co. (The) 5.250%, 7/15/31(3)	1,295	1,138
Tenneco, Inc. 144A 8.000%, 11/17/28(1)	1,205	1,116
		8,287

Building Materials—1.5%
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)(3)	2,820	2,836
Summit Materials LLC 144A 7.250%, 1/15/31(1)	2,315	2,405
		5,241

Chemicals—1.2%
Chemours Co. (The) 144A 5.750%, 11/15/28(1)(3)	2,455	2,266
Tronox, Inc. 144A 4.625%, 3/15/29(1)(3)	1,900	1,724
		3,990

Commercial Services—2.8%
Avis Budget Car Rental LLC 144A 8.000%, 2/15/31(1)(3)	2,875	2,939
EquipmentShare.com, Inc. 144A 8.625%, 5/15/32(1)	2,995	3,090
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	3,380	3,468
		9,497

Computers—1.8%
McAfee Corp. 144A 7.375%, 2/15/30(1)	2,530	2,439
Seagate HDD Cayman 8.500%, 7/15/31	3,495	3,768
		6,207

Containers & Packaging—0.9%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/27(1)	1,810	1,860
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	1,165	1,161
		3,021

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
	Par Value	Value

Diversified REITS—1.3%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)	$ 2,840	$ 2,921
144A 5.250%, 7/15/30(1)(3)	1,410	1,363
		4,284

Electronic Equipment, Instruments & Components—0.8%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	2,785	2,850
Electronics—0.5%
Coherent Corp. 144A 5.000%, 12/15/29(1)	1,780	1,707
Entertainment—4.3%
Caesars Entertainment, Inc.
144A 8.125%, 7/1/27(1)(3)	1,142	1,164
144A 6.000%, 10/15/32(1)	3,600	3,512
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	2,230	2,270
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)	2,800	2,812
Lions Gate Capital Holdings 1, Inc. 144A 5.500%, 4/15/29(1)	1,455	1,284
Live Nation Entertainment, Inc. 144A 6.500%, 5/15/27(1)	1,915	1,942
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)(3)	1,765	1,695
		14,679

Environmental Services—0.9%
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	2,930	3,017
Financial Services—5.0%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	1,160	1,132
144A 7.125%, 2/1/32(1)	4,520	4,621
Navient Corp.
6.750%, 6/15/26	2,340	2,385
9.375%, 7/25/30	1,475	1,606
OneMain Finance Corp. 9.000%, 1/15/29	3,190	3,380
PennyMac Financial Services, Inc. 144A 7.875%, 12/15/29(1)	2,330	2,439
PRA Group, Inc. 144A 8.375%, 2/1/28(1)	1,545	1,589
		17,152

Food & Beverage—1.5%
Performance Food Group, Inc. 144A 6.125%, 9/15/32(1)	2,320	2,330
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)(3)	2,870	2,839
		5,169

Healthcare-Products—0.9%
Medline Borrower LP 144A 5.250%, 10/1/29(1)(3)	3,285	3,182
	Par Value	Value

Healthcare-Services—1.9%
Concentra Escrow Issuer Corp. 144A 6.875%, 7/15/32(1)	$ 1,970	$ 2,021
Tenet Healthcare Corp. 6.125%, 10/1/28(3)	4,550	4,546
		6,567

Hotel & Resort REITs—0.5%
Park Intermediate Holdings LLC 144A 5.875%, 10/1/28(1)	1,615	1,598
Insurance—0.9%
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	2,930	3,000
Internet—1.1%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)(3)	3,330	3,446
Uber Technologies, Inc. 144A 7.500%, 9/15/27(1)	435	443
		3,889

Investment Companies—0.9%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	3,085	2,966
Iron & Steel—0.5%
Cleveland-Cliffs, Inc. 144A 7.000%, 3/15/32(1)(3)	1,700	1,702
Leisure Time—2.8%
Amer Sports Co. 144A 6.750%, 2/16/31(1)(3)	2,220	2,249
Carnival Corp. 144A 10.500%, 6/1/30(1)(3)	2,180	2,352
NCL Corp., Ltd. 144A 8.375%, 2/1/28(1)	1,920	2,011
Royal Caribbean Cruises Ltd. 144A 6.250%, 3/15/32(1)(3)	2,895	2,952
		9,564

Lodging—0.8%
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)(3)	1,250	1,170
Station Casinos LLC 144A 6.625%, 3/15/32(1)	1,655	1,663
		2,833

Machinery-Diversified—1.0%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	3,200	3,328
Media—5.0%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)(3)	1,200	1,188
144A 7.375%, 3/1/31(1)(3)	2,295	2,334
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	1,770	1,704

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
	Par Value	Value

Media—continued
Gray Television, Inc. 144A 7.000%, 5/15/27(1)(3)	$ 3,100	$ 3,016
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	2,120	2,083
Sirius XM Radio, Inc. 144A 5.500%, 7/1/29(1)	2,385	2,314
TEGNA, Inc. 5.000%, 9/15/29(3)	1,415	1,321
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)(3)	3,075	2,908
		16,868

Mining—1.2%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	1,620	1,703
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)(3)	2,470	2,488
		4,191

Oil, Gas & Consumable Fuels—6.2%
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)(3)	1,715	1,784
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	2,825	2,959
CNX Resources Corp. 144A 7.375%, 1/15/31(1)(3)	2,335	2,400
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)	1,650	1,707
Permian Resources Operating LLC 144A 6.250%, 2/1/33(1)	2,310	2,293
SM Energy Co. 144A 7.000%, 8/1/32(1)	2,275	2,257
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)(3)	2,390	2,459
USA Compression Partners LP 6.875%, 9/1/27	2,285	2,296
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	2,710	2,801
		20,956

Paper & Forest Products—0.4%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)	1,470	1,269
Pharmaceuticals—1.0%
Organon & Co. 144A 7.875%, 5/15/34(1)(3)	3,185	3,288
Pipelines—0.5%
NGL Energy Operating LLC 144A 8.375%, 2/15/32(1)(3)	1,745	1,759
Retail—3.1%
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)(3)	1,175	1,176
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)(3)	2,350	2,389
Group 1 Automotive, Inc. 144A 6.375%, 1/15/30(1)(3)	2,330	2,340
	Par Value	Value

Retail—continued
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	$ 2,265	$ 2,305
Patrick Industries, Inc. 144A 6.375%, 11/1/32(1)	2,300	2,275
		10,485

Semiconductors—1.0%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	1,695	1,700
Entegris, Inc. 144A 5.950%, 6/15/30(1)	1,875	1,873
		3,573

Software—1.1%
Central Parent LLC 144A 8.000%, 6/15/29(1)(3)	1,690	1,727
UKG, Inc. 144A 6.875%, 2/1/31(1)	1,990	2,039
		3,766

Telecommunications—0.9%
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(1)	2,845	3,012
Transportation—1.7%
Fortress Transportation & Infrastructure Investors LLC 144A 7.875%, 12/1/30(1)	2,265	2,386
XPO, Inc. 144A 7.125%, 6/1/31(1)	3,150	3,260
		5,646

Total Corporate Bonds and Notes (Identified Cost $206,893)		210,101

	Shares
Convertible Preferred Stocks—9.3%
Aerospace & Defense—1.8%
Boeing Co. (The), 6.000%	112,510	6,045
Banks—2.9%
Wells Fargo & Co. Series L, 7.500%	8,110	10,015
Capital Markets—0.8%
Ares Management Corp. Series B, 6.750%	48,565	2,618
Chemicals—0.5%
Albemarle Corp., 7.250%	36,800	1,647
Electric Utilities—0.7%
NextEra Energy, Inc., 6.926%	58,210	2,605
Financial Services—1.0%
Apollo Global Management, Inc., 6.750%	47,205	3,605
Healthcare Providers & Services—0.3%
BrightSpring Health Services, Inc., 6.750%	17,990	1,006

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
	Shares	Value
Machinery—0.3%
Chart Industries, Inc. Series B, 6.750%	19,390	$ 957
Technology Hardware, Storage & Peripherals—1.0%
Hewlett Packard Enterprise Co., 7.625%	57,500	3,326
Total Convertible Preferred Stocks (Identified Cost $24,450)		31,824

Preferred Stock—0.1%
Entertainment—0.1%
LiveStyle, Inc. Series B(4)(5)(6)	4,196	420
Total Preferred Stock (Identified Cost $411)		420

Common Stocks—0.1%
Banks—0.1%
CCF Holdings LLC(4)(5)	7,808,320	391
CCF Holdings LLC Class M(4)(5)	879,959	44
		435

Consumer Finance—0.0%
Erickson, Inc.(4)(5)	8,295	—
Entertainment—0.0%
LiveStyle, Inc. (4)(5)(6)	90,407	—
Total Common Stocks (Identified Cost $30,173)		435

Warrant—0.0%
Banks—0.0%
CCF Holdings LLC , 3/25/26(4)(5)	1,455,681	29
Total Warrant (Identified Cost $—)		29

Equity-Linked Notes—1.8%
Banks—0.8%
Barclays Bank plc 1.000%, 2/16/29(3)	2,660,000	2,693
Financial Services—1.0%
Citigroup Global Markets Holdings, Inc. 1.000%, 3/15/27(4)	1,305,000	1,696
Goldman Sachs Finance Corp. 1.250%, 6/28/27(4)	1,665,000	1,645
		3,341

Total Equity-Linked Notes (Identified Cost $5,925)		6,034

Total Long-Term Investments—153.3% (Identified Cost $516,177)		522,421

	Shares	Value

Short-Term Investment—2.2%
Money Market Mutual Fund—2.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.758%)(7)	7,370,724	$ 7,371
Total Short-Term Investment (Identified Cost $7,371)		7,371

Securities Lending Collateral—2.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.756%)(7)(8)	9,698,377	9,698
Total Securities Lending Collateral (Identified Cost $9,698)		9,698

TOTAL INVESTMENTS—158.3% (Identified Cost $533,246)		$539,490
Other assets and liabilities, net—(29.0)%		(98,684)
Cumulative Preferred Shares—(29.3)%		(100,000)
NET ASSETS—100.0%		$340,806

Abbreviations:
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, these securities amounted to a value of $294,083 or 86.3% of net assets.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	Security is restricted from resale.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	89%
Cayman Islands	4
Canada	2
Bermuda	2
Liberia	1
United Kingdom	1
Panama	1
Total	100%
† % of total investments as of October 31, 2024.

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of October 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$273,578	$—	$273,578	$—
Corporate Bonds and Notes	210,101	—	210,101	—
Equity Securities:
Convertible Preferred Stocks	31,824	31,824	—	—
Preferred Stock	420	—	—	420
Common Stocks	435	—	—	435(1)
Warrant	29	—	—	29
Equity-Linked Notes	6,034	—	2,693	3,341
Money Market Mutual Fund	7,371	7,371	—	—
Securities Lending Collateral	9,698	9,698	—	—
Total Investments	$539,490	$48,893	$486,372	$4,225

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at October 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Preferred Stock	Common stock	Warrants	Equity-Linked Notes
Investments in Securities
Balance as of January 31, 2024:	$ 3,570	$ 419	$ 127(a)	$ —(a)	$ 3,024
Net realized gain (loss)	(3,048)	—	—	(3,080)	32
Net change in unrealized appreciation (depreciation)(b)	3,559	1	308	3,109	141
Purchases	6,594	—	—	—	6,594
Sales(c)	(6,450)	—	—	—	(6,450)
Balance as of October 31, 2024	$ 4,225	$ 420	$ 435(a)	$ 29	$ 3,341
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at October 31, 2024, was $413.
(c) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2024:
Investments in Securities – Assets	Ending Balance at October 31, 2024	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Preferred Stock:
LiveStyle, Inc. Series B	$420	Discounted cash flows liquidation approach	Discount rate	22.00% (21.66% - 22.40%)	Decrease

Common Stocks:
CCF Holdings LLC	$391	OPM and Last transaction	Volatility	44.01% (39.70% - 56.00%)	Increase

CCF Holdings LLC Class M	$44	OPM and Last transaction	Volatility	44.01% (39.70% - 56.00%)	Increase

Warrant:
CCF Holdings LLC	$29	Black-Scholes Model	Volatility	44.01% (39.70% - 56.00%)	Increase

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.